Financial instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities, Carrying amount	$ 7,139,817	$ 680,328	$ 183,895
Liabilities, Fair value	7,139,817	680,328	183,895
Loans and borrowings | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities, Carrying amount	3,568,896	432,201	6,240,713
Liabilities, Fair value	3,568,896	432,201	6,240,713
Lease liabilities [member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities, Carrying amount	330,821	2,418,706	2,882,152
Liabilities, Fair value	330,821	2,418,706	2,882,152
Secured convertible debenture | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities, Carrying amount		6,716,190
Liabilities, Fair value		6,716,190
Cash | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets, Carrying amount	228,794	3,495,390	13,504
Assets, Fair value	228,794	3,495,390	$ 13,504
Trade and other receivables | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets, Carrying amount	1,235,619	242,357
Assets, Fair value	$ 1,235,619	$ 242,357